Financial Instruments and Risk Management (Credit Risk) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 129.8	$ 172.5	$ 220.5
Other receivables		4.0
Total financial instrument exposure to credit risk	153.5	176.5
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	129.8	172.5
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Other receivables	$ 4.6	$ 4.0